Equity Investments (Tables)	12 Months Ended
Dec. 31, 2020
Equity Investments [Abstract]
Condensed financial information of equity method investments

11. Equity Investments (Continued)

Equity method investments (Continued)

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2018	2019*	2020	2020
	RMB	RMB	RMB	US$
Operating data:
Revenues	220,656	37,987	52	8
Gross profit	140,701	25,874	(312)	(48)
Net income/(loss)	1,747	(21,583)	(526)	(81)
Net income/(loss) attributable to the equity method investees	577	(21,442)	(526)	(81)
PNM’s share of net income/(loss)	5,352	(3,968)	(181)	(28)

Note:

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The operating data here only included the data of Tianbo from January 1, 2019 to March 31, 2019.

	As of December 31,
	2019*	2020	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	3,251	246,992	37,853
Non-current assets	17	3	1
Current liabilities	59,685	4,357	668

Note:

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The balance sheet data here did not include the data of Tianbo as of December 31, 2019.